Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 29, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2010 (as revised April 11, 2011)

Disclosure Related to
Allianz AGIC Mid-Cap Growth Fund and
Allianz NFJ Mid-Cap Value Fund

Liquidation of the Funds
     Effective on or about November 29, 2011 (the “Liquidation Date”), each of the Allianz AGIC Mid-Cap Growth Fund and Allianz NFJ Mid-Cap Value Fund (the “Funds,” and each a “Fund”) will be liquidated and dissolved. Any shares of a Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the applicable Fund have been paid or otherwise provided for.
     Effective as of the close of business on November 18, 2011, shares of each Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Funds as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”
     At any time prior to the Liquidation Date, shareholders may redeem their shares of each Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares — Selling Shares” in the Prospectus. Before the close of business on November 18, 2011, shareholders may also exchange their shares of a Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.
     The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
     The Board of Trustees and Allianz Global Investors Distributors LLC, the Trust’s distributor, each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 29, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2010 (as revised April 11, 2011)

Disclosure Related to
Allianz AGIC Mid-Cap Growth Fund and
Allianz NFJ Mid-Cap Value Fund

Liquidation of the Funds
     Effective on or about November 29, 2011 (the “Liquidation Date”), each of the Allianz AGIC Mid-Cap Growth Fund and Allianz NFJ Mid-Cap Value Fund (the “Funds” and each, a “Fund”) will be liquidated and dissolved. Any shares of a Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the applicable Fund have been paid or otherwise provided for.
     Effective as of the close of business on November 18, 2011, shares of each Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Funds as described in the Prospectus under “How to Buy and Sell Shares — Exchange Privilege.”
     At any time prior to the Liquidation Date, shareholders may redeem their shares of each Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Before the close of business on November 18, 2011, shareholders may also exchange their shares of a Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.
     The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
     The Board of Trustees and Allianz Global Investors Distributors LLC, the Trust’s distributor, each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.
Please retain this Supplement for future reference.